Taxes - Components of deferred tax assets (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
Taxes
Net operating loss carryforwards	$ 142,395	$ 150,620
Valuation allowance	(142,395)	(150,620)
Total	$ 0	$ 0